UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08340
Investment Company Act File Number

Greater India Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Greater India Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%

Security	Shares	Value
India — 87.7%

Automobiles — 0.4%
Maruti Suzuki India Ltd.	90,538	$1,396,525

		$1,396,525

Beverages — 0.8%
United Spirits Ltd.	228,558	$2,936,158

		$2,936,158

Commercial Banks — 14.2%
Bank of India	396,670	$1,721,646
Canara Bank Ltd.	1,918,024	6,296,341
HDFC Bank Ltd.	701,579	13,497,397
ICICI Bank Ltd.	1,071,199	7,039,793
State Bank of India	622,648	13,122,967
Union Bank of India Ltd.	3,082,699	8,936,322

		$50,614,466

Construction & Engineering — 6.0%
Jaiprakash Associates Ltd.	6,553,165	$10,876,578
Larsen & Toubro Ltd.	796,654	10,570,594

		$21,447,172

Construction Materials — 1.3%
Grasim Industries Ltd.	146,104	$4,543,422

		$4,543,422

Diversified Financial Services — 3.8%
Infrastructure Development Finance Co. Ltd.	3,275,870	$3,505,931
Power Finance Corporation Ltd.	3,481,292	9,955,102

		$13,461,033

Electric Utilities — 3.7%
Reliance Infrastructure Ltd.	360,889	$3,672,671
Tata Power Co. Ltd.	618,196	9,392,421

		$13,065,092

Electrical Equipment — 7.5%
ABB Ltd.	324,500	$2,730,297
Areva T&D India Ltd.	1,565,635	6,290,074
Bharat Heavy Electricals Ltd.	598,390	17,853,412

		$26,873,783

Energy Equipment & Services — 0.8%
Aban Offshore Ltd.	376,252	$2,965,071

		$2,965,071

1

Security	Shares	Value
Gas Utilities — 2.5%
GAIL India Ltd.	1,829,097	$8,884,952

		$8,884,952

Household Products — 1.1%
Hindustan Unilever Ltd.	848,037	$3,967,615

		$3,967,615

IT Services — 7.1%
Infosys Technologies Ltd.	749,562	$19,651,158
Mphasis Ltd.	1,391,481	5,587,873

		$25,239,031

Machinery — 3.0%
Ashok Leyland Ltd.	4,810,709	$1,724,947
BEML Ltd.	716,301	5,408,569
Tata Motors Ltd.	1,021,380	3,631,202

		$10,764,718

Metals & Mining — 6.0%
Jindal Steel & Power Ltd.	377,257	$9,001,673
Steel Authority of India Ltd.	976,614	1,861,257
Sterlite Industries (India) Ltd.	526,160	3,738,306
Tata Steel Ltd.	1,669,867	6,806,329

		$21,407,565

Oil, Gas & Consumable Fuels — 10.8%
Hindustan Petroleum Corp. Ltd.	321,038	$1,703,514
Indian Oil Corp. Ltd.	343,110	2,622,609
Oil & Natural Gas Corp. Ltd.	582,314	8,982,452
Reliance Industries Ltd.	830,427	25,018,385

		$38,326,960

Pharmaceuticals — 3.8%
Glenmark Pharmaceuticals Ltd.(1)	1,078,940	$3,354,934
Sun Pharmaceutical Industries Ltd.	459,126	10,073,476

		$13,428,410

Real Estate Management & Development — 1.8%
Indiabulls Real Estate Ltd.	2,799,888	$5,504,785
Sobha Developers Ltd.	651,615	1,017,885

		$6,522,670

Software — 0.2%
Financial Technologies (India) Ltd.	57,176	$700,139

		$700,139

Thrifts & Mortgage Finance — 3.2%
Housing Development Finance Corp. Ltd.	409,507	$11,427,470

		$11,427,470

2

Security	Shares	Value
Tobacco — 4.3%
ITC Ltd.	4,208,519	$15,361,096

		$15,361,096

Transportation Infrastructure — 0.6%
Mundra Port and SEZ Ltd.	324,300	$2,076,509

		$2,076,509

Wireless Telecommunication Services — 4.8%
Bharti Airtel Ltd.(1)	1,020,056	$12,623,942
Reliance Communications Ltd.	1,368,424	4,731,513

		$17,355,455

Total India (identified cost $582,606,739)		$312,765,312

Sri Lanka — 1.2%

Industrial Conglomerates — 0.9%
John Keells Holdings PLC	5,694,226	$3,085,602

		$3,085,602

Wireless Telecommunication Services — 0.3%
Dialog Telekom Ltd.	30,080,680	$1,278,763

		$1,278,763

Total Sri Lanka (identified cost $14,466,425)		$4,364,365

Total Common Stocks (identified cost $597,073,164)		$317,129,677

Index Funds — 2.2%

Security	Shares	Value
India — 2.2%
Banking Index Benchmark Exchange Traded Scheme — Bank BeES	950,000	$7,776,200

		$7,776,200

Total India (identified cost $16,358,895)		$7,776,200

Total Index Funds (identified cost $16,358,895)		$7,776,200

Total Investments — 91.1% (identified cost $613,432,059)		$324,905,877

Other Assets, Less Liabilities — 8.9%		$31,565,563

Net Assets — 100.0%		$356,471,440

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$613,597,524

Gross unrealized appreciation	$29,912,027
Gross unrealized depreciation	(318,603,674)

Net unrealized depreciation	$(288,691,647)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$13,484,411
Level 2	Other Significant Observable Inputs	311,421,466
Level 3	Significant Unobservable Inputs	—

Total		$324,905,877

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	May 20, 2009